Reporting Entity	12 Months Ended
Sep. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Reporting entity

1. Reporting entity

Zapp Electric Vehicles Group Limited (the “Company” or "Zapp EV") is an exempted company incorporated under the laws of the Cayman Islands on November 15, 2022. The Company’s registered office is at 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands. The Company’s principal executive office is at 87/1 Wireless Road, 26/F Capital Tower, All Seasons Place, Lumpini, Pathumwan, Bangkok 10330, Thailand. The Group’s principal activity is the design, manufacture and sale of electric vehicles.

The financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”). The term “Group” means, subsequent to closing of the Business Combination, Zapp Electric Vehicles Group Limited and its subsidiaries.

The Business Combination

On April 28, 2023, the Company consummated a business combination pursuant to the Agreement and Plan of Merger, dated as of November 22, 2022 (the “Merger Agreement”), by and among Zapp EV, CIIG Capital Partners II, Inc. (“CIIG II”), Zapp Electric Vehicles Limited, a private company limited by shares registered in England and Wales (“Zapp UK”) and Zapp Electric Vehicles, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”).

The Merger Agreement provided that the parties thereto would enter into a business combination transaction (the “Business Combination”) pursuant to which, among other things, (i) the shareholders of Zapp UK transferred their respective ordinary shares of Zapp UK to Zapp EV in exchange for ordinary shares of Zapp EV (“Ordinary Shares”, and such exchange, the “Company Exchange”); and (ii) immediately following the Company Exchange, Merger Sub merged with and into CIIG II, with CIIG II being the surviving corporation in the merger (the “Merger”), and each outstanding share of common stock of CIIG II (other than certain excluded shares) would convert into the right to receive one Ordinary Share.

Upon the consummation of the Business Combination: (i) the shareholders of Zapp UK transferred their respective ordinary shares of Zapp UK to the Company in exchange for Ordinary Shares pursuant to the Company Exchange, (ii) $6.1 million in aggregate principal amount of Zapp UK’s senior unsecured convertible loan notes due 2025 (the “Zapp UK Convertible Loan Notes”) were automatically redeemed at the principal amount by conversion into ordinary shares of Zapp UK, which were then transferred to the Company in exchange for Ordinary Shares; (iii) all Zapp UK options, whether vested or unvested, were released and cancelled by holders of Zapp UK options in exchange for options to purchase Ordinary Shares (the “Exchange Options”); (iv) the Zapp UK warrants issued to Michael Joseph to purchase ordinary shares of Zapp UK ceased to be warrants with respect to ordinary shares of Zapp UK and were assumed by the Company and converted into fully vested warrants to purchase Ordinary Shares; (v) all shares of CIIG II Class A common stock, par value $0.0001 per share, and CIIG II Class B common stock, par value $0.0001 per share, were cancelled and automatically deemed to represent the right to receive Ordinary Shares; and (vi) each CIIG II warrant was modified to provide that such warrant no longer entitled the holder thereof to purchase the number of shares of CIIG II’s common stock set forth therein and in substitution thereof such warrant would entitle the holder to acquire Ordinary Shares per warrant on the same terms (the “Public Warrants”).

Upon consummation of the Business Combination, the Ordinary Shares and the Public Warrants commenced trading on The Nasdaq Stock Market LLC, or “Nasdaq”, under the symbols “ZAPP” and “ZAPPW,” respectively.

As the Company Exchange constituted a common control transaction, the consolidated financial statements are prepared as a continuation of the financial statements of Zapp UK, the accounting acquirer, with a recapitalization to reflect the capital structure of Zapp EV.

As CIIG II did not constitute a business under the definitions of IFRS 3 Business Combinations, the Merger was classified as a reverse acquisition and fell within the scope of IFRS 2 Share-based payment, with the issuance of shares to legacy CIIG II shareholders being treated as a share-based payment in exchange for the acquisition of the net assets of CIIG II by the Company.